Commitments and Contingencies (Details) - USD ($)	Aug. 11, 2020	Dec. 31, 2020
Underwriting Agreement [Abstract]
Underwriting discount (in dollars per share)	$ 0.20
Payments for Underwriting Expense	$ 3,000,000.0
Deferred underwriting discount (in dollars per share)	$ 0.35
Deferred underwriting commissions	$ 5,200,000	$ 5,232,500
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Sale of stock underwriter option term	45 days
Units issued (in shares)	1,950,000